Consolidated shareholders’ equity	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest [Abstract]
Consolidated shareholders' equity	Consolidated shareholders’ equity
D.15.1. Share capital
As of December 31, 2022, the share capital was €2,521,671,464, consisting of 1,260,835,732 shares with a par value of €2. Treasury shares held by Sanofi are as follows:

	Number of shares (million)	% of share capital for the period
December 31, 2022	8.20	0.650%
December 31, 2021	11.02	0.872%
December 31, 2020	8.28	0.658%
January 1, 2020	0.02	0.002%
Treasury shares are deducted from shareholders’ equity. Gains and losses on disposals of treasury shares are recorded directly in equity and are not recognized in net income for the period.
Movements in the share capital of the Sanofi parent company over the last three years are set forth below:

Date	Transaction	Number of shares
December 31, 2019		1,253,846,111
During 2020	Capital increase by exercise of stock subscription options(a)	868,655
During 2020	Capital increase by issuance of restricted shares(b)	1,666,256
Board meeting of July 28, 2020	Capital increase reserved for employees	2,590,716
December 31, 2020		1,258,971,738
During 2021	Capital increase by exercise of stock subscription options(a)	190,076
During 2021	Capital increase by issuance of restricted shares(b)	1,836,179
Board meeting of July 28, 2021	Capital increase reserved for employees	2,562,702
December 31, 2021		1,263,560,695
During 2022	Capital increase by exercise of stock subscription options(a)	490,373
During 2022	Capital increase by issuance of restricted shares(b)	1,499,987
Board meeting of July 27, 2022	Capital increase reserved for employees	2,027,057
Board meeting of December 14, 2022	Reduction in share capital by cancellation of treasury shares	(6,742,380)
December 31, 2022		1,260,835,732
(a) Shares issued on exercise of Sanofi stock subscription options.
(b) Shares vesting under restricted share plans and issued in the period.

For the disclosures about the management of capital required under IFRS 7, refer to Note B.27.
D.15.2. Restricted share plans
Restricted share plans are accounted for in accordance with the policies described in Note B.24.3. The principal characteristics of those plans are as follows:

	2022		2021		2020
Type of plan	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans	Performance share plans
Date of Board meeting approving the plan	May 3, 2022	December 14, 2022	April 30, 2021	October 27, 2021	April 28, 2020	October 28, 2020
Service period	3 years	3 years	3 years	3 years	3 years	3 years
Total number of shares awarded	3,344,432	109,981	3,484,420	13,521	3,340,501	73,027
Of which with no market condition	2,000,627	10,335	2,209,901	—	2,536,893	—
Fair value per share awarded(a)	€91.19	€79.17	€77.27	—	€82.36	—
Of which with market condition	1,343,805	99,646	1,274,519	13,521	803,608	73,027
Fair value per share awarded other than to the Chief Executive Officer(b)	€86.65	€69.60	€71.30	€68.45	€76.11	€63.18
Fair value per share awarded other than to the Chief Executive Officer - additional shares(c)	€49.00	€54.70	—	—	—	—
Fair value per share awarded to the Chief Executive Officer(b)	€84.46	—	€71.30	—	€76.11	—
Fair value of plan at the date of grant (€ million)	294	8	262	1	270	5
(a)    Market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(b)    Weighting between (i) fair value determined using the Monte Carlo model and (ii) market price of Sanofi shares at the date of grant, adjusted for dividends expected during the vesting period.
(c)    Additional tranche subject to a higher level of market conditions: 114,874 additional shares were awarded in May 2022, and 9,066 additional shares were awarded in December 2022.

The total expense recognized for all restricted share plans, and the number of restricted shares not yet fully vested, are shown in the table below:

	2022	2021	2020
Total expense for restricted share plans (€ million)	206	193	222
Number of shares not yet fully vested	9,121,573	9,507,849	10,546,612
Under 2022 plans	3,206,861	—	—
Under 2021 plans	3,097,531	3,364,895	—
Under 2020 plans	2,817,181	3,014,496	3,284,558
Under 2019 plans	—	3,128,458	3,375,717
Under 2018 plans	—	—	3,886,337
D.15.3. Capital increases
The characteristics of the employee share ownership plans awarded in the form of a capital increase reserved for employees in 2022, 2021 and 2020 are summarized in the table below:

	2022	2021	2020
Date of Board meeting approving the plan	February 3, 2022	February 4, 2021	February 5, 2020
Subscription price (€)(a)	80.21	69.38	70.67
Subscription period	June 9-29, 2022	June 7-25, 2021	June 8-26, 2020
Number of shares subscribed	1,909,008	2,438,590	2,467,101
Number of shares issued immediately as employer’s contribution	118,049	124,112	123,615
(a) Subscription price representing 80% of the average of the opening quoted market prices of Sanofi shares during the 20 trading days preceding June 6, 2022, June 3, 2021 and June 2, 2020, respectively.
The table below sets forth the expense recognized for each plan:

(€ million)	2022	2021	2020
Expense recognized	39	51	52
of which employer’s contribution	11	11	11
D.15.4. Repurchase of Sanofi shares
The Annual General Meetings of Sanofi shareholders held on May 3, 2022, April 30, 2021 and April 28, 2020 each authorized a share repurchase program for a period of 18 months. The following repurchases have been made under those programs:

(in number of shares and € million) Year of authorization	2022		2021		2020
	Number of shares	Value	Number of shares	Value	Number of shares	Value
2022 program	1,510,000	137	—	—	—	—
2021 program	3,976,992	360	2,765,388	242	—	—
2020 program	—	—	1,758,569	140	5,685,426	461
2019 program	—	—	—	—	3,982,939	361
D.15.5. Reductions in share capital
Reductions in share capital for the accounting periods presented are described in the table included at Note D.15.1. above.
Those reductions have no impact on shareholders’ equity.
D.15.6. Currency translation differences
Currency translation differences comprise the following:

(€ million)	2022	2021	2020	(a)
Attributable to equity holders of Sanofi	1,499	(865)	(3,384)
Attributable to non-controlling interests	(37)	(42)	(55)
Total	1,462	(907)	(3,439)
(a) Includes the impact of the IFRIC agenda decision of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement, as described in Note A.2.1. to the financial statements for the year ended December 31, 2021.

The balance as of December 31, 2022 includes an after-tax amount of €(580) million relating to hedges of net investments in foreign operations (refer to Note B.8.3. for a description of the relevant accounting policy), compared with €(317) million as of December 31, 2021 and €(136) million as of December 31, 2020.
The movement in Currency translation differences is mainly attributable to the US dollar.
D.15.7. Other comprehensive income
Movements within other comprehensive income are shown below:

(€ million)	2022	2021	2020	(a)
Actuarial gains/(losses):
•Actuarial gains/(losses) excluding investments accounted for using the equity method (see Note D.19.1.)	650	685	(266)
•Actuarial gains/(losses) of investments accounted for using the equity method, net of taxes	4	1	(1)
•Tax effects	(212)	(36)	45
Equity instruments included in financial assets and financial liabilities:
•Change in fair value (excluding investments accounted for using the equity method)	(4)	154	358
•Change in fair value (investments accounted for using the equity method, net of taxes)	—	—	(14)
•Equity risk hedging instruments designated as fair value hedges	17	11	(24)
•Tax effects	(4)	(18)	(84)
Items not subsequently reclassifiable to profit or loss	451	797	14
Debt instruments included in financial assets:
•Change in fair value (excluding investments accounted for using the equity method)(b)	(77)	(21)	15
•Tax effects	15	5	(3)
Cash flow and fair value hedges:
•Change in fair value (excluding investments accounted for using the equity method)(c)	5	(6)	4
•Change in fair value (investments accounted for using the equity method, net of taxes)	2	—	—
▪Tax effects	(1)	2	(2)
Change in currency translation differences:
•Currency translation differences on foreign subsidiaries (excluding investments accounted for using the equity method)(d)	2,643	2,719	(3,870)
•Currency translation differences (investments accounted for using the equity method)(d)	(11)	(6)	32
•Currency translation differences related to the investment in Regeneron and reclassified to profit or loss(e)	—	—	(318)
•Hedges of net investments in foreign operations(d)	(354)	(254)	180
•Tax effects(e)	91	71	(59)
Items subsequently reclassifiable to profit or loss	2,313	2,510	(4,021)
(a) Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1. to the consolidated financial statements for the year ended December 31, 2021.
(b) Amounts reclassified to profit or loss: immaterial amount in 2022, €4 million in 2021 and €5 million in 2020.
(c) Amounts reclassified to profit or loss: €2 million in 2022, €12 million in 2021 and €1 million in 2020.
(d) Amounts reclassified to profit or loss: €40 million in 2022, including €35 million relating to the deconsolidation of EUROAPI (see note D.1.). The amounts reclassified to profit and loss were immaterial in 2021 and 2020. Currency translation differences arise from the translation into euros of the financial statements of foreign subsidiaries, and are mainly due to the appreciation of the dollar against the euro.
(e)     The amount recorded for 2020 relates to the translation reserve arising on the investment in Regeneron; the reserve was reclassified to profit or loss in accordance with IAS 21 (The Effects of Changes in Foreign Exchange Rates), including €2 million (net of tax) relating to hedges of net investments in foreign operations.

D.15.8. Stock options
Stock option plans awarded and measurement of stock option plans
No stock options were awarded during 2022, 2021 or 2020.
Stock subscription option plans
Details of the terms of exercise of stock subscription options granted under the various plans are presented below in Sanofi share equivalents. These plans were awarded to certain corporate officers and employees of Sanofi companies.
The table shows all Sanofi stock subscription option plans still outstanding or under which options were exercised in the year ended December 31, 2022:

Source	Date of grant	Number of options granted	Start date of exercise period	Expiry date	Exercise price (€)	Number of options outstanding as of 12/31/2022
Sanofi-Aventis	03/05/2012	814,050	03/06/2016	03/05/2022	56.44	—
Sanofi	03/05/2013	788,725	03/06/2017	03/05/2023	72.19	78,089
Sanofi	03/05/2014	1,009,250	03/06/2018	03/05/2024	73.48	506,042
Sanofi	06/24/2015	435,000	06/25/2019	06/24/2025	89.38	338,464
Sanofi	05/04/2016	402,750	05/05/2020	05/04/2026	75.90	264,750
Sanofi	05/10/2017	378,040	05/11/2021	05/10/2027	88.97	268,440
Sanofi	05/02/2018	220,000	05/03/2022	05/02/2028	65.84	168,784
Sanofi	04/30/2019	220,000	05/02/2023	04/30/2029	76.71	213,400
Total						1,837,969
The exercise of all outstanding stock subscription options would increase shareholders’ equity by approximately €145 million. The exercise of each option results in the issuance of one share.
Summary of stock option plans
A summary of stock options outstanding at each balance sheet date, and of movements during the relevant periods, is presented below:

	Number of options	Weighted average exercise price per share (€)	Total (€ million)
Options outstanding at January 1, 2020	3,822,020	70.58	270
Options exercisable	2,650,375	67.14	178
Options exercised	(868,655)	59.20	(52)
Options cancelled(a)	(91,305)	87.73	(8)
Options forfeited	(282,790)	54.12	(15)
Options outstanding at December 31, 2020	2,579,270	75.61	195
Options exercisable	1,845,050	74.51	137
Options exercised	(190,076)	59.53	(11)
Options cancelled(a)	(51,216)	65.84	(3)
Options forfeited	(10)	50.48	—
Options outstanding at December 31, 2021	2,337,968	77.13	180
Options exercisable	1,949,184	78.15	152
Options exercised	(490,373)	71.39	(35)
Options cancelled(a)	(9,626)	80.56	(1)
Options outstanding at December 31, 2022	1,837,969	78.64	145
Options exercisable	1,624,569	78.89	128
(a) Mainly due to the grantees leaving Sanofi.

The table below provides summary information about options outstanding and exercisable as of December 31, 2022:

	Outstanding			Exercisable
Range of exercise prices per share	Number of options	Weighted average residual life (years)	Weighted average exercise price per share (€)	Number of options	Weighted average exercise price per share (€)
From €60.00 to €70.00 per share	168,784	5.34	65.84	168,784	65.84
From €70.00 to €80.00 per share	1,062,281	2.68	74.64	848,881	74.12
From €80.00 to €90.00 per share	606,904	3.31	89.20	606,904	89.20
Total	1,837,969			1,624,569
D.15.9. Number of shares used to compute diluted earnings per share
Diluted earnings per share is computed using the number of shares outstanding plus stock options with dilutive effect and restricted shares.

(million)	2022	2021	2020
Average number of shares outstanding	1,251.9	1,252.5	1,253.6
Adjustment for stock options with dilutive effect	0.3	0.3	0.4
Adjustment for restricted shares	4.7	5.1	6.1
Average number of shares used to compute diluted earnings per share	1,256.9	1,257.9	1,260.1
In 2022, all stock options were taken into account in computing diluted earnings per share because they all had a dilutive effect. In both 2021 and 2020, 0.6 million stock options were not taken into account in computing diluted earnings per share because they had no dilutive effect.